Operating Segments (Details) - Schedule Additions to Non-Current Assets	12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2021 MYR (RM)
Additions to non-current assets:
Property, plant and equipment	RM 72,383,744		RM 56,017,057
Intangible assets			78,000,000
Total non-current assets			134,017,057
Revenue
Total revenue	242,132,250	51,859,552	443,024,003	50,324,746
- Inter-segment revenue
Revenue from external parties	242,132,250	51,859,552	443,024,003	50,324,746
Results
Profit/(Loss) before interest, depreciation and tax	59,530,728		104,543,070
Depreciation of:
Property, plant and equipment	(15,859,909)		(933,860)
- right-of-use assets	(126,945)		(116,801)
Amortisation of intangible asset	(22,423,147)		(15,423,147)
Finance income/(cost), Net	722,276		223,140
Profit/(Loss) before tax	21,893,003	4,689,014	88,292,402	20,402,247
Tax expense	5,644,222		(14,909,380)
Profit/(Loss) for the year	27,537,225	$ 5,897,885	73,383,022	RM 18,863,888
IoT [Member]
Additions to non-current assets:
Property, plant and equipment	72,383,744		56,017,057
Intangible assets			78,000,000
Total non-current assets			134,017,057
Revenue
Total revenue	242,132,250		443,024,003
- Inter-segment revenue
Revenue from external parties	242,132,250		443,024,003
Results
Profit/(Loss) before interest, depreciation and tax	63,598,841		106,355,741
Depreciation of:
Property, plant and equipment	(15,859,909)		(933,860)
- right-of-use assets	(126,945)		(116,801)
Amortisation of intangible asset	(22,423,147)		(15,423,147)
Finance income/(cost), Net	365,310		222,745
Profit/(Loss) before tax	25,554,150		90,104,678
Tax expense	5,676,935		(14,909,284)
Profit/(Loss) for the year	31,231,085		75,195,394
Investment holding and others [Member]
Additions to non-current assets:
Property, plant and equipment
Intangible assets
Total non-current assets
Revenue
Total revenue
- Inter-segment revenue
Revenue from external parties
Results
Profit/(Loss) before interest, depreciation and tax	(4,068,113)		(1,812,671)
Depreciation of:
Property, plant and equipment
- right-of-use assets
Amortisation of intangible asset
Finance income/(cost), Net	406,966		395
Profit/(Loss) before tax	(3,661,147)		(1,812,276)
Tax expense	(32,713)		(96)
Profit/(Loss) for the year	RM (3,693,860)		RM (1,812,372)